Stock-Based Compensation - Schedule of Restricted Stock Awards (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Restricted Stock Awards [Line Items]
Number of Shares, Beginning balance	10,597	75,293
Weighted Average Grant Date Fair Value per Price, Outstanding beginning balance	$ 1.9	$ 1.97
Number of Shares, Granted
Weighted Average Grant Date Fair Value per Price, Granted
Number of Shares, Vested	(10,597)	(64,696)
Weighted Average Grant Date Fair Value per Price, Vested	$ 1.9	$ 1.98
Number of Shares, Forfeited
Weighted Average Grant Date Fair Value per Price, Forfeited
Number of Shares, Ending balance		10,597
Weighted Average Grant Date Fair Value per Price, Ending balance		$ 1.9